Note 5 - Environmental and Reclamation Activities - Schedule of Change in Asset Retirement Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Environmental and Reclamation Activities [Abstract]
Beginning Balance at January 1	$ 107,906	$ 109,302
Changes in obligations due to changes in reclamation plans	17,647	816
Accretion expense	6,157	6,285
Payment of asset retirement obligations	(5,424)	(8,497)
Ending balance at December 31	$ 126,286	$ 107,906